Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,111	$ 10,684	$ 10,362	$ 10,634	$ 10,528	$ 10,326	$ 10,026	$ 9,906	$ 9,765	$ 9,797	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,750	10,336	10,025	10,367	10,345	10,221	9,989	9,953	9,873	9,972	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,670	11,189	10,821	11,082	10,943	10,705	10,355	10,211	10,030	10,048	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,659	11,181	10,807	11,071	10,934	10,697	10,351	10,211	10,030	10,048	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg 3-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-year Municipal Bond Index
Account Value	$ 11,447	11,072	10,787	11,180	11,115	10,796	10,366	10,231	10,068	10,094	10,000
Bloomberg 3-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-year Municipal Bond Index
Account Value	$ 11,447	11,072	10,787	11,180	11,115	10,796	10,366	10,231	10,068	10,094	10,000
Bloomberg 3-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-year Municipal Bond Index
Account Value	$ 11,447	11,072	10,787	11,180	11,115	10,796	10,366	10,231	10,068	10,094	10,000
Bloomberg 3-year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-year Municipal Bond Index
Account Value	$ 11,447	$ 11,072	$ 10,787	$ 11,180	$ 11,115	$ 10,796	$ 10,366	$ 10,231	$ 10,068	$ 10,094	$ 10,000